Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000218404
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor Tactical Focused ETF
Trading Symbol	LSAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 60,382,667
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 330,116
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$60,382,667 Number of Portfolio Holdings31 Advisory Fee $330,116 Portfolio Turnover88%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.2%
Energy	3.0%
Real Estate	3.1%
Consumer Staples	3.3%
Materials	6.0%
Health Care	6.1%
Communications	11.3%
Technology	12.5%
Financials	16.6%
Industrials	16.6%
Consumer Discretionary	20.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iridium Communications, Inc.	4.2%
Match Group, Inc.	3.8%
Harley-Davidson, Inc.	3.6%
Equitable Holdings, Inc.	3.5%
Ferguson Enterprises, Inc.	3.5%
Allison Transmission Holdings, Inc.	3.5%
Churchill Downs, Inc.	3.5%
DR Horton, Inc.	3.5%
API Group Corporation	3.5%
Synchrony Financial	3.5%

C000200720
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor US Core Equity ETF
Trading Symbol	LSAF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 113,290,469
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 412,080
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$113,290,469 Number of Portfolio Holdings100 Advisory Fee $412,080 Portfolio Turnover91%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	2.2%
Communications	3.9%
Consumer Staples	6.3%
Energy	6.7%
Materials	6.8%
Health Care	8.3%
Industrials	15.1%
Financials	15.1%
Technology	15.2%
Consumer Discretionary	19.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ON Semiconductor Corporation	1.6%
Western Digital Corporation	1.5%
TD SYNNEX Corporation	1.3%
Dell Technologies, Inc., Class C	1.2%
SBA Communications Corporation, Class A	1.2%
Ryder System, Inc.	1.2%
Crocs, Inc.	1.1%
JB Hunt Transport Services, Inc.	1.1%
Voya Financial, Inc.	1.1%
Masco Corporation	1.1%

C000228396
Shareholder Report [Line Items]
Fund Name	LeaderShares Dynamic Yield ETF
Trading Symbol	DYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf. You can also request this information by contacting us at 1-888-617-1444.
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 40,396,506
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 156,422
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,396,506 Number of Portfolio Holdings179 Advisory Fee $156,422 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	44.2%
U.S. Government & Agencies	55.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.4%
Utilities	0.3%
Real Estate	0.5%
Materials	0.8%
Consumer Discretionary	2.4%
Consumer Staples	2.6%
Energy	2.9%
Industrials	3.9%
Technology	4.8%
Health Care	6.4%
Financials	7.7%
Communications	10.9%
U.S. Treasury Obligations	54.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.6300%, 07/09/26	54.1%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.2500%, 01/15/34	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
DIRECTV Holdings, LLC / DIRECTV Financing, Inc., 5.8750%, 08/15/27	0.3%
Frontier Communications Holdings, LLC, 5.0000%, 05/01/28	0.3%
Neptune Bidco US, Inc., 9.2900%, 04/15/29	0.3%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.5000%, 06/01/33	0.3%

[1]	Annualized
[2]	Annualized
[3]	Annualized